Document and Entity Information	9 Months Ended
Sep. 30, 2021
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	Roth CH Acquisition III Co
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001839412
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2